Financing Receivables	12 Months Ended
Dec. 31, 2020
Financing Receivables
Financing Receivables

NOTE K. FINANCING RECEIVABLES

Financing receivables primarily consist of client loan and installment payment receivables (loans) and investment in sales-type and direct financing leases (collectively referred to as client financing receivables) and commercial financing receivables. Loans are provided primarily to clients to finance the purchase of hardware, software and services. Payment terms on these financing arrangements are generally for terms up to seven years. Investment in sales-type and direct financing leases relate principally to the company’s Systems products and are for terms ranging generally from two to six years. Commercial financing receivables relate primarily to working capital financing for dealers and remarketers of IBM products. Payment terms for working capital financing generally range from 30 to 90 days.

Effective January 1, 2020, the company adopted the new accounting standard related to current expected credit losses.  Under this new guidance, financing receivables are presented at amortized cost.  Prior to the effective date, financing receivables were measured at recorded investment, which does not include residual value.  As a result, all prior periods are presented at recorded investment, while current period information is presented at amortized cost. Additionally, current period information reflects updates to the portfolio segments, and other presentation changes within the following tables, as a result of the adoption of this new guidance.  Refer to note A, “Significant Accounting Policies,” and note B, “Accounting Changes” for additional information.

A summary of the components of the company’s financing receivables is presented as follows:

($ in millions)
	Client Financing Receivables
	Client Loan and	Investment in
	Installment Payment	Sales-Type and	Commercial
	Receivables/	Direct Financing	Financing
At December 31, 2020:	(Loans)	Leases	Receivables	Total
Financing receivables, gross	$12,159	$4,001	$2,419	$18,580
Unearned income	(488)	(335)	0	(823)
Residual value*	—	485	—	485
Amortized cost	$11,671	$4,151	$2,419	$18,242
Allowance for credit losses	(173)	(82)	(8)	(263)
Total financing receivables, net	$11,498	$4,069	$2,411	$17,979
Current portion	$6,955	$1,525	$2,411	$10,892
Noncurrent portion	$4,542	$2,544	$—	$7,086

* Includes guaranteed and unguaranteed residual value.

($ in millions)
	Client Financing Receivables
	Client Loan and	Investment in
	Installment Payment	Sales-Type and	Commercial
	Receivables/	Direct Financing	Financing
At December 31, 2019:	(Loans)	Leases	Receivables	Total
Financing receivables, gross	$13,592	$6,077	$3,836	$23,504
Unearned income	(570)	(509)	(4)	(1,083)
Recorded investment	$13,022	$5,567	$3,831	$22,421
Allowance for credit losses	(138)	(72)	(11)	(221)
Unguaranteed residual value	—	652	—	652
Guaranteed residual value	—	53	—	53
Total financing receivables, net	$12,884	$6,199	$3,820	$22,904
Current portion	$8,037	$2,334	$3,820	$14,192
Noncurrent portion	$4,847	$3,865	$—	$8,712

The company has a long-standing practice of taking mitigation actions, in certain circumstances, to transfer credit risk to third parties, with enhanced focus in this unprecedented environment of the COVID-19 pandemic. These actions may include credit insurance, financial guarantees, nonrecourse borrowings, transfers of receivables recorded as true sales in accordance with accounting guidance or sales of equipment under operating lease. Sale of receivables arrangements are also utilized in the normal course of business as part of the company’s cash and liquidity management.

Financing receivables pledged as collateral for borrowings were $482 million and $1,062 million at December 31, 2020 and 2019, respectively. These borrowings are included in note P, “Borrowings.”

Transfer of Financial Assets

For the year ended December 31, 2020, the company sold $2,562 million of client financing receivables to third parties, consisting of loan and lease receivables of $1,410 million and $1,152 million, respectively.  More than half of the receivables sold were classified as current assets at the time of sale.

On December 24, 2020, the company entered into an agreement with a third-party investor to sell up to $3,000 million of IBM short-term commercial financing receivables, at any one time, on a revolving basis. The company sold $515 million of commercial financing receivables under the agreement in the fourth quarter of 2020.  In addition, the company included $383 million of commercial financing receivables classified as held for sale at December 31, 2020 in short-term financing receivables in the Consolidated Balance Sheet.  The carrying value of the receivables classified as held for sale approximates fair value.

The transfers of these receivables qualified as true sales and therefore reduced financing receivables, resulting in a benefit to cash flows from operating activities. The impact to the Consolidated Income Statement, including fees and net gain or loss associated with the transfer of these receivables for the year ended December 31, 2020, was not material.

The company did not have any material sales of financing receivables or any financing receivables classified as held for sale for the years ended December 31, 2019 and 2018.

Financing Receivables by Portfolio Segment

The following tables present the amortized cost basis or recorded investment for client financing receivables at December 31, 2020 and 2019, further segmented by three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific. The commercial financing receivables portfolio segment is excluded from the tables in the sections below as the receivables are short term in nature and the current estimated risk of loss and resulting impact to the company’s financial results are not material.

($ in millions)
At December 31, 2020:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$7,758	$5,023	$3,042	$15,822
Allowance for credit losses
Beginning balance at December 31, 2019	$120	$54	$36	$210
Adjustment for adoption of new standard	21	15	5	41
Beginning balance at January 1, 2020	$142	$69	$41	$252
Write-offs	(28)	(3)	(3)	(34)
Recoveries	0	0	2	3
Additions/(releases)	33	5	(4)	34
Other*	(6)	6	1	1
Ending balance at December 31, 2020	$141	$77	$37	$255

* Primarily represents translation adjustments.

IBM continues to monitor the evolving global impacts from the COVID-19 pandemic as well as its impact on external economic models, which have been revised with increased frequency throughout the year. The company’s allowance for credit losses at December 31, 2020 reflect the qualitative process which is described further in note A, “Significant Accounting Policies”.  Any changes to economic models that occurred after the balance sheet date will be reflected in future periods.

($ in millions)
At December 31, 2019:	Americas	EMEA	Asia Pacific	Total
Recorded investment
Lease receivables	$3,419	$1,186	$963	$5,567
Loan receivables	6,726	3,901	2,395	13,022
Ending balance	$10,144	$5,087	$3,359	$18,590
Recorded investment, collectively evaluated for impairment	$10,032	$5,040	$3,326	$18,399
Recorded investment, individually evaluated for impairment	$112	$47	$32	$191
Allowance for credit losses
Beginning balance at January 1, 2019
Lease receivables	$53	$22	$24	$99
Loan receivables	105	43	32	179
Total	$158	$65	$56	$279
Write-offs	(42)	(3)	(18)	(63)
Recoveries	1	0	1	2
Additions/(releases)	5	(7)	(3)	(5)
Other*	(1)	0	(1)	(2)
Ending balance at December 31, 2019	$120	$54	$36	$210
Lease receivables	$33	$23	$16	$72
Loan receivables	$88	$31	$20	$138
Related allowance, collectively evaluated for impairment	$25	$11	$4	$39
Related allowance, individually evaluated for impairment	$96	$43	$32	$171

* Primarily represents translation adjustments.

Write-offs of lease receivables and loan receivables were $16 million and $47 million, respectively, for the year ended December 31, 2019. Provisions for expected credit losses recorded for lease receivables and loan receivables were a release of $6 million and an addition of $2 million, respectively, for the year ended December 31, 2019.

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For the company’s policy on determining allowances for credit losses, refer to note A, “Significant Accounting Policies.”

Past Due Financing Receivables

The company summarizes information about the amortized cost basis or recorded investment in client financing receivables, including amortized cost or recorded investments aged over 90 days and still accruing, billed invoices aged over 90 days and still accruing, and amortized cost or recorded investment not accruing.

($ in millions)
				Amortized		Billed	Amortized
	Total	Amortized		Cost		Invoices	Cost
	Amortized	Cost		> 90 Days and		> 90 Days and	Not
At December 31, 2020:	Cost	> 90 Days	(1)	Accruing	(1)	Accruing	Accruing	(2)
Americas	$7,758	$295		$200		$12	$96
EMEA	5,023	119		28		5	95
Asia Pacific	3,042	42		12		4	32
Total client financing receivables	$15,822	$456		$241		$20	$223

(1)	At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)	Of the amortized cost not accruing, there is a related allowance of $178 million. Financing income recognized on these receivables was immaterial for the year ended December 31, 2020.

($ in millions)
				Recorded		Billed	Recorded
	Total	Recorded		Investment		Invoices	Investment
	Recorded	Investment		> 90 Days and		> 90 Days and	Not
At December 31, 2019:	Investment	> 90 Days	(1)	Accruing	(1)	Accruing	Accruing	(2)
Americas	$3,419	$187		$147		$11	$41
EMEA	1,186	28		13		2	17
Asia Pacific	963	19		7		1	11
Total lease receivables	$5,567	$234		$168		$14	$69
Americas	$6,726	$127		$71		$11	$72
EMEA	3,901	77		8		3	72
Asia Pacific	2,395	26		6		2	21
Total loan receivables	$13,022	$231		$85		$15	$166
Total	$18,590	$465		$253		$29	$235

(1)	At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)	Of the recorded investment not accruing, $191 million is individually evaluated for impairment with a related allowance of $171 million. Financing income on these receivables was immaterial for the year ended December 31, 2019.

Credit Quality Indicators

The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. The company uses information provided by Moody’s, where available, as one of many inputs in its determination of customer credit ratings.  The credit quality of the customer is evaluated based on these indicators and is assigned the same risk rating whether the receivable is a lease or a loan.

The following tables present the amortized cost basis or recorded investment for client financing receivables by credit quality indicator, at December 31, 2020 and 2019, respectively. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. Effective January 1, 2020, under the new guidance for current expected credit losses, the company discloses its credit quality by year of origination. Additionally, under the new guidance, the amortized cost is presented on a gross basis, whereas under the prior guidance, the company presented the recorded investment net of the allowance for credit losses. At December 31, 2020, the credit quality indicators reflect mitigating credit enhancement actions taken by customers which reduces the risk to IBM.

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2020:	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D
Vintage year:
2020	$2,818	$1,449	$1,513	$1,427	$958	$351
2019	988	623	668	519	564	123
2018	829	360	329	245	419	167
2017	285	154	70	128	205	52
2016	90	52	33	46	114	33
2015 and prior	28	81	22	22	38	18
Total	$5,038	$2,720	$2,635	$2,387	$2,298	$743

($ in millions)
	Lease Receivables			Loan Receivables
At December 31, 2019:	Americas	EMEA	Asia Pacific	Americas	EMEA	Asia Pacific
Credit rating
Aaa—Aa3	$465	$54	$43	$1,028	$193	$189
A1—A3	750	181	454	1,186	395	892
Baa1—Baa3	955	409	147	1,882	1,527	619
Ba1—Ba2	746	326	154	1,513	921	388
Ba3—B1	215	140	101	471	564	205
B2—B3	242	50	47	522	253	72
Caa—D	13	2	2	36	18	10
Total	$3,385	$1,162	$947	$6,638	$3,871	$2,376

Troubled Debt Restructurings

The company did not have any significant troubled debt restructurings for the years ended December 31, 2020 and 2019.